Description of Plan	12 Months Ended
Dec. 31, 2025
MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member]
Description of Plan [Abstract]
Description of Plan
Note 1 - Description of Plan

General – The following description of the Magnera Corporation 401(k) Savings Plan (the “Plan”) formerly known as Glatfelter 401k Savings Plan, provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. The Plan covers all eligible employees of legacy Glatfelter Corporation’s “Corporate Group,” which includes the Charlotte, North Carolina and Pennsylvania corporate operations, its Fort Smith (“FS”) Group, its Mount Holly (“MTH”) Group, and its Jacob Holm Plan Participants (“JH”) each as defined in the Plan document, (collectively, the “Company”) who have completed 30 days service.

Merger – On November 4, 2024, Treasure Holdco, Inc., which was a wholly owned subsidiary of Berry Global Group, Inc., completed its merger with the Glatfelter Corporation which concurrently changed its name to Magnera Corporation. Subsequently, the Treasure Holdco, Inc. 401(k) Plan and its related trust with assets of $189,223,901 were merged with and into the Magnera 401(k) Savings Plan on January 1, 2026. The Plan was amended and restated effective January 1, 2026 primarily to consolidate amendments made subsequent to the last amendment and restatement of the Plan; to reflect the merger of the Treasure Holdco, Inc. 401(k) Plan with and into the Plan; to reflect changes in the design and operation of the Plan to be implemented beginning in the 2026 plan year; and to reflect additional changes as required or permitted by applicable law.

Participation – An employee is eligible to become a participant in the Plan on the first day of the calendar month coinciding with or next following the date eligibility requirements are met.

Contributions – Each year, each participant may contribute on a pre-tax basis and/or on a Roth after-tax basis, through payroll deductions, up to 50% of their compensation as defined in the Plan document. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 6% of eligible compensation and their contributions invested in a designated balanced fund until changed by the participant.

The Company provides a discretionary non-elective contribution to all participants (“Discretionary Contribution”). Employees are eligible after completing 30 days of service and only compensation paid after becoming eligible will count for purposes of this contribution. The discretionary contribution as a percent of eligible wages was 3% in 2025 and 7% in 2024.

Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions. The Plan also accepts rollover contributions from other qualified defined benefit or defined contribution plans.

Eligible participants may elect to contribute a portion, or all, of certain bonuses they receive, subject to Internal Revenue Service (“IRS”) mandated maximum contributions, in addition to any payroll deduction savings and Company Discretionary Contributions described above.

Participants may allocate contributions among available investment options. Employer contributions are made in cash and participants choose the investment funds into which these cash contributions are invested. Participants can change their investment allocations at any time; however, no more than 15% of any contributions may be directed into the Magnera Corporation unitized stock fund (the "Stock Fund"). As of January 17, 2023, investment elections for contributions and transfers into the Stock Fund were prohibited

Replacement Suspense Account – In connection with the 2019 termination of the overfunded Glatfelter Retirement Plan (the “Pension Plan”), the Plan is intended to serve as a qualified replacement plan within the meaning of section 4980(d) of the Internal Revenue Code. As such, the Plan established a suspense account (the “Replacement Suspense Account”) which includes reversionary excess Pension Plan assets into the Replacement Suspense Account. Monies available in the Replacement Suspense Account will be allocated to participant accounts to fund the Discretionary Contributions discussed above in Note 1. During 2025 and 2024, $1,211,358 and $4,006,683, respectively, from the Replacement Suspense Account was used to fund employer Discretionary Contributions and the balance in the Replacement Suspense Account was $67 and $1,189,203 at December 31, 2025 and 2024, respectively.
Participant Accounts and Vesting – Participant payroll deduction contributions, rollover contributions, catch-up contributions, and profit sharing deferral contributions are fully vested upon receipt by the Plan. For Corporate Group employees, Company matching contributions are subject to a graded vesting schedule through which a participant becomes fully vested after attaining five years of service as follows:

Years of Vesting Service	Vesting Percentage
Less than 2 years	0
2 years	25
3 years	50
4 years	75
5 or more years	100

FS employees become fully vested in matching and fixed employer contributions upon attaining 3 years of service and are 0% vested until that time.

For all participants, the Company Discretionary Contributions are 100% vested after three years.

Each participant’s account is credited with or debited by, as applicable, (a) the participant’s contributions, (b) allocations of the Company’s contributions, (c) applicable earnings (losses), and (d) an allocation of any Plan administrative expenses that are paid by the Plan, each based on eligible compensation, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is equal to the participant’s vested account.

Forfeitures - Forfeited balances of terminated participants’ non-vested accounts may be used to reduce future Company contributions, or pay Plan administrative expenses. During 2025 and 2024, Company contributions were reduced by $386,122 and $295,840, respectively, by forfeitures. At December 31, 2025 and 2024, forfeitures totaled $2,033 and $79,400, respectively.

Benefits - Upon retirement, disability or death, distributions will be paid as soon as administratively possible in a lump sum or as an annuity. Upon termination of service other than by retirement, disability, or death, a participant will receive a lump sum payment if the total of their vested account balance does not exceed $1,000. If the vested account balance exceeds $1,000, but is less than $7,000, in the absence of specific participant direction, the balance will be distributed in a direct rollover to an Individual Retirement Account of the Plan Administrator’s choosing, set up in the name of the participant. If the vested account balance exceeds $7,000, the assets may remain in the Plan until the participant’s normal or early retirement date. However, terminated participants may elect to receive their vested account balance as soon as administratively possible following termination.

In certain instances, participants may withdraw amounts for an immediate and heavy financial hardship that cannot be reasonably met from other resources or upon obtaining age 59 ½.

Notes Receivable from Participants – Participants may borrow from their accounts a minimum of $1,000 up to a maximum of the lesser of $50,000, or 50% of the participant’s vested account balance. Notes receivable are secured by up to 50% of the balance in the participant’s account. Interest is payable at rates based on the prime rate plus 100 basis points at the time the borrowing is approved. As of December 31, 2025, interest rates ranged from 4.25% to 9.5% with maturity dates ranging from 2026 to 2037. Terms range from one to five years, or up to 15 years if the note receivable is extended for the purchase of a primary residence. Notes receivable are stated at their unpaid principal plus accrued but unpaid interest.

Administrative Costs – Administrative costs of the Plan are absorbed by the Company, with certain exceptions. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses.